UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Buffered S&P 500 Fund – Jan/Jul, Goldman Sachs Buffered S&P 500 Fund – Mar/Sep, and Goldman Sachs Buffered S&P 500 Fund – May/Nov is filed herewith.

Annual Shareholder Report

December 31, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  The Fund’s absolute returns benefitted from the U.S. equity market’s rally during the Period but in a capped upside participation form.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the Period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains.

  During the Period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

  The Cap for the Outcome Period that commenced on January 2, 2025 and ended on June 30, 2025 was 8.02% for both Institutional Shares and Service Shares (before Fund fees and expenses) and was 7.67% for Institutional Shares and 7.54% for Service Shares (after Fund fees and expenses).* The Buffer for the same Outcome Period was 5.00% for both Institutional Shares and Service Shares (before Fund fees and expenses) and was 4.65% for Institutional Shares and 4.52% for Services Shares (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on July 1, 2025 and ended on December 31, 2025 was 8.99% for both Institutional Shares and Service Shares (before Fund fees and expenses) and was 8.64% for Institutional Shares and 8.51% for Service Shares (after Fund fees and expenses).* The Buffer for the same Outcome Period was 5.00% for both Institutional Shares and Service Shares (before Fund fees and expenses) and was 4.65% for Institutional Shares and 4.52% for Services Shares (after Fund fees and expenses).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 30, 2025. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
$18,611
$18,373
$16,194
$15,127
12/30/22
12/22
12/23
12/24
12/25
Institutional Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/30/22	$10,000	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000	$10,000
12/23	$11,476	$11,976	$12,567	$12,629
12/24	$13,219	$14,238	$15,646	$15,788
12/25	$15,127	$16,194	$18,373	$18,611

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Institutional Shares (Commenced December 30, 2022)	14.43%	14.81%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	17.45%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	22.50%
S&P 500® Index	17.88%	23.03%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$8,261,513
# of Portfolio Holdings as of Period End	18
Portfolio Turnover Rate for the Period	9%
Total Net Advisory Fees Paid for the Period	$35,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective July 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on June 30, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	24.0	-	24.0	-24.0
Put Options	69.1	41.5	27.6	13.8
US Equity	99.0	99.0	-	99.0
Cash and Short-term Investments	89.1	71.6	17.4	54.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - Jan/Jul is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

380987511-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$100	0.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  The Fund’s absolute returns benefitted from the U.S. equity market’s rally during the Period but in a capped upside participation form.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the Period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains.

  During the Period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

  The Cap for the Outcome Period that commenced on January 2, 2025 and ended on June 30, 2025 was 8.02% for both Institutional Shares and Service Shares (before Fund fees and expenses) and was 7.67% for Institutional Shares and 7.54% for Service Shares (after Fund fees and expenses).* The Buffer for the same Outcome Period was 5.00% for both Institutional Shares and Service Shares (before Fund fees and expenses) and was 4.65% for Institutional Shares and 4.52% for Services Shares (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on July 1, 2025 and ended on December 31, 2025 was 8.99% for both Institutional Shares and Service Shares (before Fund fees and expenses) and was 8.64% for Institutional Shares and 8.51% for Service Shares (after Fund fees and expenses).* The Buffer for the same Outcome Period was 5.00% for both Institutional Shares and Service Shares (before Fund fees and expenses) and was 4.65% for Institutional Shares and 4.52% for Services Shares (after Fund fees and expenses).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 30, 2025. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
$18,611
$18,373
$16,194
$15,106
12/30/22
12/22
12/23
12/24
12/25
Service Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/30/22	$10,000	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000	$10,000
12/23	$11,476	$11,976	$12,567	$12,629
12/24	$13,220	$14,238	$15,646	$15,788
12/25	$15,106	$16,194	$18,373	$18,611

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Service Shares (Commenced December 30, 2022)	14.26%	14.75%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	17.45%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	22.50%
S&P 500® Index	17.88%	23.03%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$8,261,513
# of Portfolio Holdings as of Period End	18
Portfolio Turnover Rate for the Period	9%
Total Net Advisory Fees Paid for the Period	$35,966

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective July 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on June 30, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	24.0	-	24.0	-24.0
Put Options	69.1	41.5	27.6	13.8
US Equity	99.0	99.0	-	99.0
Cash and Short-term Investments	89.1	71.6	17.4	54.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - Jan/Jul is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

380987495-AR-1225

Service Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  The Fund’s absolute returns benefitted from the U.S. equity market’s rally during the Period but in a capped upside participation form.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the Period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains.

  During the Period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

  The Cap for the Outcome Period that commenced on September 3, 2024 and ended on February 28, 2025 was 8.22% for Institutional and Service Shares (before Fund fees and expenses) (“before”) and was 7.87% for Institutional Shares and 7.74% for Service Shares (after Fund fees and expenses) (“after”).* The Buffer was 5.00% for Institutional and Service Shares (before) and was 4.65% for Institutional Shares and 4.52% for Services Shares (after).*v

  The Cap for the Outcome Period that commenced on March 3, 2025 and ended on August 31, 2025 was 8.86% for Institutional and Service Shares (before) and was 8.51% for Institutional Shares and 8.38% for Service Shares (after).* The Buffer was 5.00% for Institutional and Service Shares (before) and was 4.64% for Institutional Shares and 4.52% for Services Shares (after).*

  The Cap for the Outcome Period that commenced on September 2, 2025 and will end on February 28, 2026 is 8.33% for Institutional and Service Shares (before) and is 7.97% for Institutional Shares and 7.85% for Service Shares (after).* The Buffer is 5.00% for Institutional and Service Shares (before) and is 4.64% for Institutional Shares and 4.52% for Services Shares (after).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 30, 2025. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
2/28/23
12/23
12/24
12/25
$17,949
$17,734
$15,751
$14,719
Institutional Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
2/28/23	$10,000	$10,000	$10,000	$10,000
12/23	$11,190	$11,649	$12,130	$12,179
12/24	$12,804	$13,849	$15,102	$15,227
12/25	$14,719	$15,751	$17,734	$17,949

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Institutional Shares (Commenced February 28, 2023)	14.96%	14.57%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	17.34%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	22.34%
S&P 500® Index	17.88%	22.86%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$9,199,241
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$36,305

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective September 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on August 31, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	35.0	-	35.0	-35.0
Put Options	24.7	16.7	7.9	8.8
US Equity	98.9	98.9	-	98.9
Cash and Short-term Investments	89.0	73.0	16.1	56.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - Mar/Sep is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

380987487-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$100	0.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  The Fund’s absolute returns benefitted from the U.S. equity market’s rally during the Period but in a capped upside participation form.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the Period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains.

  During the Period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

  The Cap for the Outcome Period that commenced on September 3, 2024 and ended on February 28, 2025 was 8.22% for Institutional and Service Shares (before Fund fees and expenses) (“before”) and was 7.87% for Institutional Shares and 7.74% for Service Shares (after Fund fees and expenses) (“after”).* The Buffer was 5.00% for Institutional and Service Shares (before) and was 4.65% for Institutional Shares and 4.52% for Services Shares (after).*v

  The Cap for the Outcome Period that commenced on March 3, 2025 and ended on August 31, 2025 was 8.86% for Institutional and Service Shares (before) and was 8.51% for Institutional Shares and 8.38% for Service Shares (after).* The Buffer was 5.00% for Institutional and Service Shares (before) and was 4.64% for Institutional Shares and 4.52% for Services Shares (after).*

  The Cap for the Outcome Period that commenced on September 2, 2025 and will end on February 28, 2026 is 8.33% for Institutional and Service Shares (before) and is 7.97% for Institutional Shares and 7.85% for Service Shares (after).* The Buffer is 5.00% for Institutional and Service Shares (before) and is 4.64% for Institutional Shares and 4.52% for Services Shares (after).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 30, 2025. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
$17,949
$17,734
$15,751
$14,697
2/28/23
12/23
12/24
12/25
Service Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
2/28/23	$10,000	$10,000	$10,000	$10,000
12/23	$11,190	$11,649	$12,130	$12,179
12/24	$12,792	$13,849	$15,102	$15,227
12/25	$14,697	$15,751	$17,734	$17,949

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Service Shares (Commenced February 28, 2023)	14.89%	14.51%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	17.34%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	22.34%
S&P 500® Index	17.88%	22.86%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$9,199,241
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$36,305

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective September 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on August 31, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	35.0	-	35.0	-35.0
Put Options	24.7	16.7	7.9	8.8
US Equity	98.9	98.9	-	98.9
Cash and Short-term Investments	89.0	73.0	16.1	56.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - Mar/Sep is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

380987479-AR-1225

Service Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.68%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  The Fund’s absolute returns benefitted from the U.S. equity market’s rally during the Period but in a capped upside participation form.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the Period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains.

  During the Period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

  The Cap for the Outcome Period that commenced on November 1, 2024 and ended on April 30, 2025 was 9.01% for Institutional and Service Shares (before Fund fees and expenses) (“before”) and was 8.66% for Institutional Shares and 8.53% for Service Shares (after Fund fees and expenses) (“after”).* The Buffer for the Outcome Period was 5.00% for Institutional and Service Shares (before) and was 4.65% for Institutional Shares and 4.52% for Services Shares (after).*

  The Cap for the Outcome Period that commenced on May 1, 2025 and ended on November 30, 2025 was 11.37% for Institutional and Service Shares (before) and was 11.01% for Institutional Shares and 10.89% for Service Shares (after).* The Buffer for the Outcome Period was 5.00% for Institutional and Service Shares (before) and was 4.64% for Institutional Shares and 4.52% for Services Shares (after).* The Cap for the Outcome Period that commenced on November 3, 2025 and will end on April 30, 2026 is 9.56% for Institutional and Service Shares (before) and is 9.21% for Institutional Shares and 9.08% for Service Shares (after).* The Buffer for the Outcome Period is 5.00% for Institutional and Service Shares (before) and is 4.65% for Institutional Shares and 4.52% for Services Shares (after).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 30, 2025. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
4/28/23
12/23
12/24
12/25
$17,047
$16,856
$15,157
$13,396
Institutional Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
4/28/23	$10,000	$10,000	$10,000	$10,000
12/23	$10,770	$11,210	$11,529	$11,567
12/24	$12,202	$13,327	$14,354	$14,462
12/25	$13,396	$15,157	$16,856	$17,047

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Institutional Shares (Commenced April 28, 2023)	9.78%	11.55%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	16.83%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	21.56%
S&P 500® Index	17.88%	22.08%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$7,481,782
# of Portfolio Holdings as of Period End	20
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$32,399

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective May 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on April 30, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of a decrease in the affiliated fund management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	11.6	-	11.6	-11.6
Put Options	67.6	42.4	25.2	17.2
US Equity	101.5	101.5	-	101.5
Cash and Short-term Investments	100.6	76.1	24.6	51.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - May/Nov is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

380987461-AR-1225

Institutional Class

Annual Shareholder Report

December 31, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$97	0.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid tariff uncertainty, mixed economic data, elevated valuations and a government shutdown. The market advance was supported by easing trade tensions, corporate earnings results, better inflation data, resilient consumer spending, AI growth optimism and the Fed’s monetary easing.

Top Contributors to Performance:

  The Fund’s absolute returns benefitted from the U.S. equity market’s rally during the Period but in a capped upside participation form.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the Period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains.

  During the Period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

  The Cap for the Outcome Period that commenced on November 1, 2024 and ended on April 30, 2025 was 9.01% for Institutional and Service Shares (before Fund fees and expenses) (“before”) and was 8.66% for Institutional Shares and 8.53% for Service Shares (after Fund fees and expenses) (“after”).* The Buffer for the Outcome Period was 5.00% for Institutional and Service Shares (before) and was 4.65% for Institutional Shares and 4.52% for Services Shares (after).*

  The Cap for the Outcome Period that commenced on May 1, 2025 and ended on November 30, 2025 was 11.37% for Institutional and Service Shares (before) and was 11.01% for Institutional Shares and 10.89% for Service Shares (after).* The Buffer for the Outcome Period was 5.00% for Institutional and Service Shares (before) and was 4.64% for Institutional Shares and 4.52% for Services Shares (after).* The Cap for the Outcome Period that commenced on November 3, 2025 and will end on April 30, 2026 is 9.56% for Institutional and Service Shares (before) and is 9.21% for Institutional Shares and 9.08% for Service Shares (after).* The Buffer for the Outcome Period is 5.00% for Institutional and Service Shares (before) and is 4.65% for Institutional Shares and 4.52% for Services Shares (after).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 30, 2025. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
4/28/23
12/23
12/24
12/25
$17,047
$16,856
$15,157
$13,373
Service Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
4/28/23	$10,000	$10,000	$10,000	$10,000
12/23	$10,769	$11,210	$11,529	$11,567
12/24	$12,202	$13,327	$14,354	$14,462
12/25	$13,373	$15,157	$16,856	$17,047

Average Annual Total Returns (%)

AATR	1 Year	Since Inception
Service Shares (Commenced April 28, 2023)	9.59%	11.48%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	13.74%	16.83%
S&P 500 Total Return Index (Net, USD, Unhedged)	17.43%	21.56%
S&P 500® Index	17.88%	22.08%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$7,481,782
# of Portfolio Holdings as of Period End	20
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$32,399

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its principal investment strategy to adopt a non-fundamental policy to invest at least 80% of its net assets in securities included in the S&P 500 Price Return Index (the “Underlying Index”) and other instruments that reference and/or provide investment exposure to the Underlying Index.

Effective May 1, 2026, following the conclusion of the Fund’s final sixth-month Outcome Period on April 30, 2026, the Fund will be liquidated pursuant to a Plan of Liquidation approved by the Board of Trustees of Goldman Sachs Variable Insurance Trust.

The Fund's net expense ratio increased during the Period as a result of an elimination of the service fee waiver and a decrease in the affiliated fund management fee waiver.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	11.6	-	11.6	-11.6
Put Options	67.6	42.4	25.2	17.2
US Equity	101.5	101.5	-	101.5
Cash and Short-term Investments	100.6	76.1	24.6	51.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - May/Nov is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

380987453-AR-1225

Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Variable Insurance Trust (“GSVIT”):

Table 1 — Items 4(a) - 4(d).

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$483,221	$552,115	Financial Statement audits.

Audit-Related Fees:

• PwC	$79,200	$97,887	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the GSVIT’s* that were pre-approved by the GSVIT’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Variable Insurance Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of GSVIT sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GSVIT may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GSVIT at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GSVIT’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GSVIT, the Audit Committee will pre-approve those non-audit services provided to GSVIT’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GSVIT) where the engagement relates directly to the operations or financial reporting of GSVIT.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GSVIT’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GSVIT’s service affiliates listed in Table 2 were approved by GSVIT’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GSVIT by PwC for the twelve months ended December 31, 2025 and December 31, 2024 were approximately $79,200 and $97,887, respectively. The aggregate non-audit fees billed to GSVIT’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2025. With regard to the aggregate non-audit fees billed to GSVIT’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GSVIT’s operations or financial reporting.

Item 4(h) — GSVIT’s Audit Committee has considered whether the provision of non-audit services to GSVIT’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Variable Insurance Trust Goldman Sachs Buffered S&P 500 Fund - Jan/Jul Goldman Sachs Buffered S&P 500 Fund - Mar/Sep Goldman Sachs Buffered S&P 500 Fund - May/Nov Annual Financial Statements December 31, 2025

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments December 31, 2025

Shares	Description		Value

Exchange Traded Funds – 46.6%

1,900	iShares Core S&P 500 ETF		$1,301,385
1,900	SPDR S&P 500 ETF Trust		1,295,648
2,000	Vanguard S&P 500 ETF		1,254,260

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,429,254)			$3,851,293

Shares	Dividend Rate		Value

Investment Company(a) – 16.6%

Goldman Sachs Financial Square Government Fund — Institutional Class
1,370,802	3.686%		$1,370,802
(Cost $1,370,802)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 34.7%

Federal Home Loan Bank Discount Notes
$265,000	0.000%	02/25/26	$263,458
396,000	0.000	02/27/26	393,617
U.S. Treasury Bills
18,500	0.000	01/06/26	18,493

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)

$281,500	0.000%	01/08/26	$281,338
64,000	0.000	01/13/26	63,932
100,000	0.000	02/24/26	99,479
801,000	0.000	03/05/26	796,130
240,000	0.000	03/10/26	238,455
465,000	0.000	03/19/26	461,549
250,000	0.000	04/07/26	247,679

TOTAL SHORT-TERM INVESTMENTS (Cost $2,863,364)			$2,864,130

TOTAL INVESTMENTS – 97.9% (Cost $7,663,420)			$8,086,225

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			175,288

NET ASSETS – 100.0%			$8,261,513

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	13	03/20/26	$4,480,125	$9,311

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
S&P 500 Index	BNP Paribas SA	$6,845.500	06/30/2026	12	$8,214,600	$306,206	$305,604	$602
Written option contracts
Calls
S&P 500 Index	BNP Paribas SA	7,413.680	06/30/2026	(12)	(8,896,416)	(101,934)	(103,476)	1,542
Puts
S&P 500 Index	BNP Paribas SA	6,502.540	06/30/2026	(12)	(7,803,048)	(201,440)	(202,056)	616

Total written option contracts				(24)	$(16,699,464)	$(303,374)	$(305,532)	$2,158

TOTAL				(12)	$(8,484,864)	$2,832	$72	$2,760

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
SPDR	—Standard and Poor’s Depository Receipt

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments December 31, 2025

Shares	Description		Value

Exchange Traded Funds – 44.7%

2,000	iShares Core S&P 500 ETF		$1,369,880
2,000	SPDR S&P 500 ETF Trust		1,363,840
2,200	Vanguard S&P 500 ETF		1,379,686

TOTAL EXCHANGE TRADED FUNDS

(Cost $3,690,962)			$4,113,406

Shares	Dividend Rate		Value

Investment Company(a) – 15.1%

	Goldman Sachs Financial Square Government Fund — Institutional Class
1,389,390	3.686%		$1,389,390

	(Cost $1,389,390)

Principal Amount	Interest Rate	Maturity Date	Value

	Short-term Investments(b) – 40.5%

	Federal Home Loan Bank Discount Notes
$ 232,000	0.000%	01/02/26	$231,951
105,000	0.000	01/07/26	104,922
420,000	0.000	02/27/26	417,473
232,000	0.000	04/29/26	229,181
100,000	0.000	06/22/26	98,261
	U.S. Treasury Bills
21,000	0.000	01/02/26	20,996

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)

$ 33,600	0.000%	01/06/26	$33,587
513,400	0.000	01/08/26	513,105
101,000	0.000	01/13/26	100,892
100,000	0.000	02/24/26	99,479
877,000	0.000	03/05/26	871,668
722,000	0.000	03/19/26	716,642
70,000	0.000	04/07/26	69,350
21,000	0.000	04/28/26	20,762
200,000	0.000	06/11/26	196,902

TOTAL SHORT-TERM INVESTMENTS (Cost $3,724,561)			$3,725,171

TOTAL INVESTMENTS – 100.3% (Cost $8,804,913)			$9,227,967

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(28,726)

NET ASSETS – 100.0%			$9,199,241

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	15	03/20/26	$5,169,375	$10,772

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts Puts
S&P 500 Index	Barclays Bank PLC	$6,459.610	02/27/2026	13	$8,397,493	$ 61,874	$290,576	$(228,702)
Written option contracts
Calls
S&P 500 Index	Barclays Bank PLC	6,998.400	02/27/2026	(13)	(9,097,920)	(103,354)	(97,422)	(5,932)

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)
FLEX OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
S&P 500 Index	Barclays Bank PLC	$6,136.600	02/27/2026	(13)	$(7,977,580)	$(30,490)	$(193,167)	$162,677

Total written option contracts				(26)	$(17,075,500)	$(133,844)	$(290,589)	$156,745

TOTAL				(13)	$(8,678,007)	$(71,970)	$(13)	$(71,957)

Investment Abbreviations:
ETF	—Exchange Traded Fund
SPDR	—Standard and Poor’s Depository Receipt

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments December 31, 2025

Shares	Description		Value

Exchange Traded Funds – 48.8%

1,800	iShares Core S&P 500 ETF		$1,232,892
1,800	SPDR S&P 500 ETF Trust		1,227,456
1,900	Vanguard S&P 500 ETF		1,191,547

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,239,881)			$3,651,895

Shares	Dividend Rate		Value

Investment Company(a) – 9.3%

Goldman Sachs Financial Square Government Fund — Institutional Class
695,895	3.686%		$695,895
(Cost $695,895)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 36.1%

Federal Home Loan Bank Discount Notes
$416,000	0.000%	01/07/26	$415,692
100,000	0.000	02/27/26	99,398
100,000	0.000	06/22/26	98,261
U.S. Treasury Bills
20,600	0.000	01/06/26	20,592

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)

$315,400	0.000%	01/08/26	$315,219
82,000	0.000	01/13/26	81,912
100,000	0.000	02/24/26	99,479
640,000	0.000	03/05/26	636,109
216,000	0.000	03/10/26	214,610
323,000	0.000	03/19/26	320,603
190,000	0.000	04/07/26	188,236
210,000	0.000	06/11/26	206,747

TOTAL SHORT-TERM INVESTMENTS (Cost $2,696,215)			$2,696,858

TOTAL INVESTMENTS – 94.2% (Cost $6,631,991)			$7,044,648

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.8%			437,134

NET ASSETS – 100.0%			$7,481,782

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	12	03/20/26	$4,135,500	$8,618

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
S&P 500 Index	Barclays Bank PLC	$6,840.200	04/30/2026	11	$7,524,220	$217,818	$296,450	$(78,632)
Written option contracts
Calls
S&P 500 Index	Barclays Bank PLC	7,494.120	04/30/2026	(11)	(8,243,532)	(27,476)	(97,812)	70,336

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments (continued) December 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FLEX OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
S&P 500 Index	Barclays Bank PLC	$6,498.190	04/30/2026	(11)	$(7,148,009)	$(126,260)	$(198,638)	$72,378

Total written option contracts				(22)	$(15,391,541)	$(153,736)	$(296,450)	$142,714

TOTAL				(11)	$(7,867,321)	$64,082	$0	$64,082

Investment Abbreviations:
ETF	—Exchange Traded Fund
SPDR	—Standard and Poor’s Depository Receipt

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Assets and Liabilities December 31, 2025

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Assets:

Investments in unaffiliated issuers, at value (cost $6,292,618, $7,415,523 and $5,936,096, respectively)	$6,715,423	$7,838,577	$6,348,753
Investments in affiliated issuers, at value (cost $1,370,802, $1,389,390 and $695,895, respectively)	1,370,802	1,389,390	695,895
Purchased options, at value (premium paid $305,604, $290,576 and $296,450, respectively)	306,206	61,874	217,818
Cash	137,692	144,599	113,655
Receivables:
Collateral on certain futures contracts(a)	320,618	369,944	467,848
Investments sold	305,532	—	—
Dividends	8,095	8,436	5,589
Other assets	2,353	2,464	2,178

Total assets	9,166,721	9,815,284	7,851,736

Liabilities:

Written option contracts, at value (premium received $305,532, $290,589 and $296,450, respectively)	303,374	133,844	153,736
Variation margin on futures contracts	33,914	39,132	31,305
Payables:
Investments purchased	309,912	254,541	2,001
Due to broker	99,264	—	—
Professional fees	53,266	55,471	48,902
Custody fees	46,290	46,379	46,970
Printing and mailing fees	36,300	25,202	22,228
Management fees	9,611	5,119	6,029
Excise tax	5,012	5,132	5,196
Fund shares redeemed	210	648	212
Distribution and Service fees and Transfer Agency fees	72	81	66
Due to investment adviser	—	34,644	38,733
Accrued expenses	7,983	15,850	14,576

Total liabilities	905,208	616,043	369,954

Net Assets:
Paid-in capital	7,966,976	8,939,403	7,295,671
Total distributable earnings	294,537	259,838	186,111

NET ASSETS	$8,261,513	$9,199,241	$7,481,782

Net Assets:
Institutional	$7,490,194	$7,289,047	$6,628,938
Service	771,319	1,910,194	852,844

Total Net Assets	$8,261,513	$9,199,241	$7,481,782

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	698,494	680,870	635,741
Service	72,068	178,880	81,941

Net asset value, offering and redemption price per share:
Institutional	10.72	10.71	10.43
Service	10.70	10.68	10.41

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Options

Buffered S&P 500 Fund — Jan/Jul	$320,618	$—
Buffered S&P 500 Fund — Mar/Sep	369,944	—
Buffered S&P 500 Fund — May/Nov	295,955	171,893

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Operations For the Fiscal Year Ended December 31, 2025

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Investment Income:

Interest	$ 125,387	$ 123,674	$ 112,434

Dividends — unaffiliated issuers	50,029	45,397	45,477

Dividends — affiliated issuers	43,711	57,782	45,097

Total investment income	219,127	226,853	203,008

Expenses:

Professional fees	119,323	130,005	119,372

Custody, accounting and administrative services	118,404	118,306	102,368

Printing and mailing costs	49,424	47,016	49,468

Management fees	37,675	38,550	34,133

Trustee fees	26,935	26,935	26,933

Excise tax expenses	5,012	5,132	5,196

Distribution and/or Service (12b-1) fees	1,737	2,605	1,439

Transfer Agency fees(a)	1,507	1,542	1,365

Registration fees	183	155	160

Other	8,650	8,597	8,472

Total expenses	368,850	378,843	348,906

Less — expense reductions	(315,823)	(324,096)	(301,052)

Net expenses	53,027	54,747	47,854

NET INVESTMENT INCOME	166,100	172,106	155,154

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	6,669	69	2

Purchased options	(546,873)	(446,820)	(413,854)

Futures contracts	444,766	353,258	370,881

Written options	447,528	446,819	(151,490)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	525,738	515,258	499,728

Purchased options	8,108	(100,628)	28,842

Futures contracts	9,669	141,902	128,820

Written options	(1,217)	39,641	53,884

Net realized and unrealized gain	894,388	949,499	516,813

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,060,488	$1,121,605	$ 671,967

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Buffered S&P 500 Fund — Jan/Jul	1,368	139
Buffered S&P 500 Fund — Mar/Sep	1,334	208
Buffered S&P 500 Fund — May/Nov	1,250	115

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Changes in Net Assets

	Buffered S&P 500 Fund — Jan/Jul		Buffered S&P 500 Fund — Mar/Sep

	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$166,100	$242,886	$172,106	$233,713

Net realized gain	352,090	798,067	353,326	821,328

Net change in unrealized gain (loss)	542,298	(105,030)	596,173	(238,842)

Net increase in net assets resulting from operations	1,060,488	935,923	1,121,605	816,199

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(935,590)	(794,870)	(772,003)	(1,049,762)

Service Shares	(107,417)	(127,873)	(212,447)	(54,019)

Total distributions to shareholders	(1,043,007)	(922,743)	(984,450)	(1,103,781)

From share transactions:

Proceeds from sales of shares	961,089	923,165	1,612,498	255,389

Reinvestment of distributions	1,043,007	922,743	984,450	1,103,781

Cost of shares redeemed	(1,339,688)	(16,232)	(192,738)	(7,294)

Net increase in net assets resulting from share transactions	664,408	1,829,676	2,404,210	1,351,876

TOTAL INCREASE	681,889	1,842,856	2,541,365	1,064,294

Net assets:

Beginning of year	7,579,624	5,736,768	6,657,876	5,593,582

End of year	$8,261,513	$7,579,624	$9,199,241	$6,657,876

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Changes in Net Assets (continued)

	Buffered S&P 500 Fund — May/Nov

	For the Fiscal Year Ended December 31, 2025	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$155,154	$209,541

Net realized gain (loss)	(194,461)	418,835

Net change in unrealized gain	711,274	91,537

Net increase in net assets resulting from operations	671,967	719,913

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(550,621)	(796,877)

Service Shares	(70,957)	(24,113)

Total distributions to shareholders	(621,578)	(820,990)

From share transactions:

Proceeds from sales of shares	735,886	114,834

Reinvestment of distributions	621,578	820,990

Cost of shares redeemed	(146,027)	(137)

Net increase in net assets resulting from share transactions	1,211,437	935,687

TOTAL INCREASE	1,261,826	834,610

Net assets:

Beginning of year	6,219,956	5,385,346

End of year	$7,481,782	$6,219,956

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul

	Institutional Shares

	Year Ended December 31,					Period Ended December 31, 2022(a)
	2025	2024		2023

Per Share Data

Net asset value, beginning of period	$10.67	$10.54		$10.00		$10.00

Net investment income(b)(c)	0.25	0.42		0.38		—(d)

Net realized and unrealized gain	1.30	1.16		1.09		—(d)

Total from investment operations	1.55	1.58		1.47		—

Distributions to shareholders from net investment income	(0.28)	(0.28)		(0.37)		—

Distributions to shareholders from net realized gains	(1.22)	(1.17)		(0.56)		—

Total distributions	(1.50)	(1.45)		(0.93)		—

Net asset value, end of period	$10.72	$10.67		$10.54		$10.00

Total return(e)	14.43%	15.19%		14.76%		—%

Net assets, end of period (in 000s)	$7,490	$6,530		$5,679		$4,954

Ratio of net expenses to average net assets(f)	0.68%	0.61%		0.64%		0.54%(g)

Ratio of total expenses to average net assets(f)	4.88%	4.17%		5.38%		66.87%(g)

Ratio of net investment income to average net assets(c)	2.22%	3.72%		3.48%		4.90%(g)

Portfolio turnover rate(h)	9%	—	%(i)	—	%(i)	—%(i)

(a)	Commenced operations on December 30, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	There were no long-term purchases or long-term sales for the fiscal years ended December 31, 2024, December 31, 2023 and period ended December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul

	Service Shares

	Year Ended December 31,					Period Ended December 31, 2022(a)
	2025	2024		2023

Per Share Data

Net asset value, beginning of period	$10.67	$10.54		$10.00		$10.00

Net investment income(b)(c)	0.23	0.43		0.38		—(d)

Net realized and unrealized gain	1.30	1.15		1.09		—(d)

Total from investment operations	1.53	1.58		1.47		—

Distributions to shareholders from net investment income	(0.28)	(0.28)		(0.37)		—

Distributions to shareholders from net realized gains	(1.22)	(1.17)		(0.56)		—

Total distributions	(1.50)	(1.45)		(0.93)		—

Net asset value, end of period	$10.70	$10.67		$10.54		$10.00

Total return(e)	14.26%	15.20%		14.76%		—%

Net assets, end of period (in 000s)	$771	$1,050		$57		$50

Ratio of net expenses to average net assets(f)	0.93%	0.61%		0.64%		0.79%(g)

Ratio of total expenses to average net assets(f)	5.01%	5.22%		5.63%		67.12%(g)

Ratio of net investment income to average net assets(c)	2.04%	3.74%		3.48%		4.65%(g)

Portfolio turnover rate(h)	9%	—	%(i)	—	%(i)	—%(i)

(a)	Commenced operations on December 30, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	There were no long-term purchases or long-term sales for the fiscal years ended December 31, 2024, December 31, 2023 and period ended December 31, 2022, respectively.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep

	Institutional Shares

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$10.39	$10.82	$10.00

Net investment income(b)(c)	0.24	0.44	0.32

Net realized and unrealized gain	1.33	1.13	0.87

Total from investment operations	1.57	1.57	1.19

Distributions to shareholders from net investment income	(0.20)	(0.37)	(0.32)

Distributions to shareholders from net realized gains	(1.05)	(1.63)	(0.05)

Total distributions	(1.25)	(2.00)	(0.37)

Net asset value, end of period	$10.71	$10.39	$10.82

Total return(d)	14.96%	14.42%	11.90%

Net assets, end of period (in 000s)	$7,289	$6,332	$5,538

Ratio of net expenses to average net assets(e)	0.68%	0.61%	0.63%(f)

Ratio of total expenses to average net assets(e)	4.85%	4.95%	5.82%(f)

Ratio of net investment income to average net assets(c)	2.25%	3.82%	3.59%(f)

Portfolio turnover rate(g)(h)	—%	—%	—%

(a)	Commenced operations on February 28, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were no long-term purchases or long-term sales for the fiscal years ended December 31, 2025, December 31, 2024 and period ended December 31, 2023, respectively.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep

	Service Shares

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$10.39	$10.82	$10.00

Net investment income(b)(c)	0.24	0.45	0.32

Net realized and unrealized gain	1.30	1.12	0.87

Total from investment operations	1.54	1.57	1.19

Distributions to shareholders from net investment income	(0.20)	(0.37)	(0.32)

Distributions to shareholders from net realized gains	(1.05)	(1.63)	(0.05)

Total distributions	(1.25)	(2.00)	(0.37)

Net asset value, end of period	$10.68	$10.39	$10.82

Total return(d)	14.89%	14.32%	11.90%

Net assets, end of period (in 000s)	$1,910	$ 326	$56

Ratio of net expenses to average net assets(e)	0.93%	0.62%	0.63%(f)

Ratio of total expenses to average net assets(e)	5.33%	6.10%	6.07%(f)

Ratio of net investment income to average net assets(c)	2.13%	3.83%	3.59%(f)

Portfolio turnover rate(g)(h)	—%	—%	—%

(a)	Commenced operations on February 28, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were no long-term purchases or long-term sales for the fiscal years ended December 31, 2025, December 31, 2024 and period ended December 31, 2023, respectively.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — May/Nov

	Institutional Shares

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$10.35	$10.47	$10.00

Net investment income(b)(c)	0.24	0.40	0.24

Net realized and unrealized gain	0.77	1.01	0.53

Total from investment operations	1.01	1.41	0.77

Distributions to shareholders from net investment income	(0.21)	(0.36)	(0.24)

Distributions to shareholders from net realized gains	(0.72)	(1.17)	(0.06)

Total distributions	(0.93)	(1.53)	(0.30)

Net asset value, end of period	$10.43	$10.35	$10.47

Total return(d)	9.78%	13.30%	7.70%

Net assets, end of period (in 000s)	$6,629	$6,037	$5,331

Ratio of net expenses to average net assets(e)	0.68%	0.62%	0.63%(f)

Ratio of total expenses to average net assets(e)	5.08%	5.77%	5.58%(f)

Ratio of net investment income to average net assets(c)	2.29%	3.64%	3.41%(f)

Portfolio turnover rate(g)(h)	—%	—%	—%

(a)	Commenced operations on April 28, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were no long-term purchases or long-term sales for the fiscal years ended December 31, 2025, December 31, 2024 and period ended December 31, 2023, respectively.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BUFFERED S&P 500 FUND —MAY/NOV

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — May/Nov

	Service Shares

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$10.35	$10.47	$10.00

Net investment income(b)(c)	0.23	0.41	0.24

Net realized and unrealized gain	0.76	1.00	0.53

Total from investment operations	0.99	1.41	0.77

Distributions to shareholders from net investment income	(0.21)	(0.36)	(0.24)

Distributions to shareholders from net realized gains	(0.72)	(1.17)	(0.06)

Total distributions	(0.93)	(1.53)	(0.30)

Net asset value, end of period	$10.41	$10.35	$10.47

Total return(d)	9.59%	13.31%	7.69%

Net assets, end of period (in 000s)	$ 853	$ 183	$ 54

Ratio of net expenses to average net assets(e)	0.93%	0.61%	0.64%(f)

Ratio of total expenses to average net assets(e)	5.46%	6.83%	5.83%(f)

Ratio of net investment income to average net assets(c)	2.10%	3.64%	3.41%(f)

Portfolio turnover rate(g)(h)	—%	—%	—%

(a)	Commenced operations on April 28, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were no long-term purchases or long-term sales for the fiscal years ended December 31, 2025, December 31, 2024 and period ended December 31, 2023, respectively.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements December 31, 2025

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Buffered S&P 500 Fund — Jan/Jul	Institutional and Service	Non-diversified

Buffered S&P 500 Fund — Mar/Sep	Institutional and Service	Non-diversified

Buffered S&P 500 Fund — May/Nov	Institutional and Service	Non-diversified

Shares of the Trust are offered to a separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

The Funds seek to achieve a total return for a specified Outcome Period that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over a six-month Outcome Period. After the conclusion of an Outcome Period, another six-month Outcome Period will begin. In order to implement the buffer and cap, the Fund will primarily invest in FLexible EXchange® Options (“FLEX Options”) and over-the counter (“OTC”) and listed options that reference the Underlying Index (together with FLEX Options, “S&P 500 Options”). FLEX Options are customized exchange traded option contracts available through the Chicago Board Option Exchange. Through FLEX Options, the Fund could customize key contract terms such as exercise prices and expiration dates.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year

17

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) December 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Buffered S&P 500 Fund — Jan/Jul	Annually	Annually

Buffered S&P 500 Fund — Mar/Sep	Annually	Annually

Buffered S&P 500 Fund — May/Nov	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

18

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours) .If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and

19

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) December 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:

BUFFERED S&P 500 FUND — JAN/JUL

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$3,851,293	$—	$—
Investment Company	1,370,802	—	—
Short-term Investments	2,207,055	657,075	—

Total	$7,429,150	$657,075	$—

Derivative Type

Assets
Futures Contracts(a)	$9,311	$—	$—
Purchased Option Contracts	—	306,206	—

Total	$9,311	$306,206	$—

Liabilities
Written Option Contracts	$—	$(303,374)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

20

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BUFFERED S&P 500 FUND — MAR/SEP

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$4,113,406	$—	$—
Investment Company	1,389,390	—	—
Short-term Investments	2,643,383	1,081,788	—

Total	$8,146,179	$1,081,788	$—

Derivative Type

Assets
Futures Contracts(a)	$10,772	$—	$—
Purchased Option Contracts	—	61,874	—

Total	$10,772	$61,874	$—

Liabilities
Written Option Contracts	$—	$(133,844)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

BUFFERED S&P 500 FUND — MAY/NOV

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$3,651,895	$—	$—
Investment Company	695,895	—	—
Short-term Investments	2,083,507	613,351	—

Total	$6,431,297	$613,351	$—

Derivative Type

Assets
Futures Contracts(a)	$8,618	$—	$—
Purchased Option Contracts	—	217,818	—

Total	$8,618	$217,818	$—

Liabilities
Written Option Contracts	$—	$(153,736)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below

21

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) December 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Buffered S&P 500 Fund — Jan/Jul

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$315,517	(a)	Written options, at value	$(303,374)

Buffered S&P 500 Fund — Mar/Sep

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$72,646	(a)	Written options, at value	$(133,844)

Buffered S&P 500 Fund — May/Nov

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$226,436	(a)	Written options, at value	$(153,736)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of December 31, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Buffered S&P 500 Fund — Jan/Jul

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$ 345,421	$ 16,560

Buffered S&P 500 Fund — Mar/Sep

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$ 353,257	$ 80,915

Buffered S&P 500 Fund — May/Nov

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	$(194,463)	$211,546

22

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended December 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, or Shares/Units(a)

Fund	Futures Contracts	Purchased Options	Written Options

Buffered S&P 500 Fund — Jan/Jul	14	1,242	2,484

Buffered S&P 500 Fund — Mar/Sep	13	1,183	2,366

Buffered S&P 500 Fund — May/Nov	12	1,075	2,150

(a)

Amounts disclosed represent average number of contracts for futures contracts, shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the fiscal year ended December 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended December 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Buffered S&P 500 Fund — Jan/Jul	0.50%	0.45%	0.43%	0.42%	0.41%	0.50%	0.48%

Buffered S&P 500 Fund — Mar/Sep	0.50	0.45	0.43	0.42	0.41	0.50	0.47

Buffered S&P 500 Fund — May/Nov	0.50	0.45	0.43	0.42	0.41	0.50	0.48

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest.

For the fiscal year ended December 31, 2025, management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Buffered S&P 500 Fund — Jan/Jul	$1,709

Buffered S&P 500 Fund — Mar/Sep	2,245

Buffered S&P 500 Fund — May/Nov	1,734

23

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) December 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares. Prior to January 1, 2025, Goldman Sachs waived the distribution and/or service fees equal to 0.25% as an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds.

C.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares.

D.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Buffered S&P 500 Fund — Jan/Jul, Buffered S&P 500 Fund — Mar/Sep and Buffered S&P 500 Fund — May/Nov is 0.184% for each Fund, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended December 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Buffered S&P 500 Fund — Jan/Jul	$1,709	$48	$314,066	$315,823

Buffered S&P 500 Fund — Mar/Sep	2,245	45	321,806	324,096

Buffered S&P 500 Fund — May/Nov	1,734	41	299,277	301,052

E.  Line of Credit Facility — As of December 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

F.  Other Transactions with Affiliates — As of December 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares:

24

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Institutional	Service

Buffered S&P 500 Fund — Jan/Jul	100%	10%

Buffered S&P 500 Fund — Mar/Sep	100	—

Buffered S&P 500 Fund — May/Nov	100	8

The Funds invest primarily in Institutional Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the fiscal year ended December 31, 2025:

Buffered S&P 500 Fund — Jan/Jul

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Class	$1,482,515	$7,273,099	$(7,384,812)	$1,370,802	1,370,802	$43,711

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class	1,100	—	(1,100)	—	—	—

Total	$1,483,615	$7,273,099	$(7,385,912)	$1,370,802		$43,711

Buffered S&P 500 Fund — Mar/Sep

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Class	$1,237,857	$7,383,297	$(7,231,764)	$1,389,390	1,389,390	$57,782

Buffered S&P 500 Fund — May/Nov

Underlying Fund	Market Value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Market Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Class	$1,042,267	$6,719,380	$(7,065,752)	$695,895	695,895	$45,097

Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Class	924	—	(924)	—	—	—

Total	$1,043,191	$6,719,380	$(7,066,676)	$695,895		$45,097

25

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) December 31, 2025

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales (Excluding U.S. Government and Agency Obligations)

Buffered S&P 500 Fund — Jan/Jul	$309,771	$300,089

Buffered S&P 500 Fund — Mar/Sep	631,387	—

Buffered S&P 500 Fund — May/Nov	357,012	—

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Distributions paid from:

Ordinary income	$547,438	$495,923	$338,664

Net long-term capital gains	495,569	488,527	282,914

Total taxable distributions	$1,043,007	$984,450	$621,578

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Distributions paid from:

Ordinary income	$484,148	$579,314	$454,060

Net long-term capital gains	438,595	524,467	366,930

Total taxable distributions	$922,743	$1,103,781	$820,990

As of December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Undistributed ordinary income — net	$120,856	$108,495	$77,253

Undistributed long-term capital gains	172,917	150,732	108,216

Total Undistributed Earnings	$293,773	$259,227	$185,469

Timing differences (Straddle Loss Deferral)	$(422,040)	$(422,443)	$(412,015)

Unrealized gains (loss) — net	422,804	423,054	412,657

Total accumulated earnings (loss) net	$294,537	$259,838	$186,111

26

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

7. TAX INFORMATION (continued)

As of December 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Tax Cost	$7,981,096	$9,034,304	$7,001,141

Gross unrealized gain	422,848	652,041	412,779

Gross unrealized loss	(44)	(228,987)	(122)

Net unrealized gain	$422,804	$423,054	$412,657

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to net mark to market gains/(losses) on regulated futures contracts and net mark to market gains/(losses) on regulated options contracts.

GSAM has reviewed the Funds’ tax positions for the open tax year (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Buffered Loss Risk — There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying Index decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment.

Capped Upside Return Risk — The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying Index increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of S&P Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying Index, and relationship of put and calls on the underlying S&P 500 Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap and Buffer. The Cap may decrease from one Outcome Period to the next.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin

27

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) December 31, 2025

8. OTHER RISKS (continued)

or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

FLEX Options Risk — The Fund utilizes FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investment Objective and Outcomes Risk — There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

28

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

8. OTHER RISKS (continued)

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Outcome Period Risk — The Fund’s investment strategy is designed to deliver returns that match the Underlying Index, subject to the Buffer and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer. When an investor purchases shares of the Fund after the commencement of an Outcome Period, the Fund will enter into additional S&P 500 Options positions in order to maintain the targeted outcomes for the Fund established at the commencement of the Outcome Period. The Fund will incur additional expenses when entering into these new positions, which will further reduce the Fund’s returns.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

At a meeting held on December 9-10, 2025, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Variable Insurance Trust (the “Trust”) approved a proposal to liquidate the Goldman Sachs Buffered S&P 500 Fund - Jan/Jul, Goldman Sachs Buffered S&P 500 Fund - Mar/Sep, and Goldman Sachs Buffered S&P 500 Fund - May/Nov (each, a “Fund”), each a series of the Trust. After careful consideration of a number of factors, the

29

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) December 31, 2025

10. SUBSEQUENT EVENTS (continued)

Board concluded that it is advisable and in the best interest of each Fund and its shareholders to liquidate each Fund. Goldman Sachs Buffered S&P 500 Fund - Jan/Jul will be liquidated on or about July 1, 2026, Goldman Sachs Buffered S&P 500 Fund -Mar/Sep will be liquidated on or about September 1, 2026, and Goldman Sachs Buffered S&P 500 Fund - May/Nov will be liquidated on or about May 1, 2026, each pursuant to a Plan of Liquidation approved by the Board. The liquidation dates may be changed without notice at the discretion of the Trust’s officers.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul
	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Reinvestment of distributions	86,379	$935,589	73,157	$794,870

	86,379	935,589	73,157	794,870

Service Shares

Shares sold	87,847	961,089	82,581	923,165

Reinvestment of distributions	9,940	107,418	11,769	127,873

Shares redeemed	(124,122)	(1,339,688)	(1,391)	(16,232)

	(26,335)	(271,181)	92,959	1,034,806

NET INCREASE	60,044	$664,408	166,116	$1,829,676

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep
	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Reinvestment of distributions	71,497	$772,003	97,455	$1,049,761

	71,497	772,003	97,455	1,049,761

Service Shares

Shares sold	145,351	1,612,498	21,762	255,389

Reinvestment of distributions	19,729	212,447	5,015	54,020

Shares redeemed	(17,542)	(192,738)	(606)	(7,294)

	147,538	1,632,207	26,171	302,115

NET INCREASE	219,035	$2,404,210	123,626	$1,351,876

30

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Buffered S&P 500 Fund — May/Nov
	For the Fiscal Year Ended December 31, 2025		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Institutional Shares

Reinvestment of distributions	52,164	$550,621	74,415	$796,877

	52,164	550,621	74,415	796,877

Service Shares

Shares sold	71,440	735,886	10,266	114,834

Reinvestment of distributions	6,735	70,957	2,252	24,113

Shares redeemed	(13,883)	(146,027)	(12)	(137)

	64,292	660,816	12,506	138,810

NET INCREASE	116,456	$1,211,437	86,921	$935,687

31

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of Goldman Sachs Variable Insurance Trust and Shareholders of Goldman Sachs Buffered S&P 500 Fund – Jan/Jul, Goldman Sachs Buffered S&P 500 Fund – Mar/Sep and Goldman Sachs Buffered S&P 500 Fund – May/Nov

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Buffered S&P 500 Fund – Jan/Jul, Goldman Sachs Buffered S&P 500 Fund – Mar/Sep and Goldman Sachs Buffered S&P 500 Fund – May/Nov (three of the funds constituting the Goldman Sachs Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2026

We have served as the auditor of one or more investment companies in Goldman Sachs fund complex since 2000.

32

Goldman Sachs VIT Buffered S&P 500 Funds — Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Goldman Sachs Buffered S&P 500 Fund – Jan/July, Goldman Sachs Buffered S&P 500 Fund – Mar/Sep, and Goldman Sachs Buffered S&P 500 Fund – May/Nov designates $495,569, $488,527, $282,914 respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended December 31, 2025.

33

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. VITBSP500AR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 24, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2026